Retirement benefits	6 Months Ended
Jun. 30, 2025
Disclosure of defined benefit plans [abstract]
Retirement benefits	Retirement benefits
As at 30 June 2025, the Barclays Bank Group’s IAS 19 net retirement benefit assets were £2.8bn (December 2024: £3.1bn). The UK Retirement Fund (UKRF), which is the Barclays Bank Group’s main scheme, had an IAS 19 net surplus of £2.9bn (December 2024: £3.2bn). The movement for the UKRF was mainly driven by actual price inflation being higher than assumed.

The UKRF annual funding update as at 30 September 2024 showed a surplus of £1.75bn compared to £2.02bn at 30 September 2023.

Participation in, and Sectionalisation of, the UKRF

As at 30 June 2025, Barclays Bank PLC was the principal employer of the UKRF, with Barclays Bank UK PLC and Barclays Execution Services Limited as participating employers.

From 1 July 2025, the UKRF was amended to become a sectionalised scheme to meet the requirements of the Financial Services and Markets Act 2000 (Banking Reform) (Pensions) Regulations 2015, creating two separate sections - the Barclays Bank Section and the Barclays UK Section. From 1 July 2025, Barclays Bank PLC became the principal employer of the Barclays Bank Section, with Barclays Execution Services Limited as a participating employer. The sectionalisation and associated steps mean that the Barclays Bank Group is separated from any exposure to the Barclays UK Section of the UKRF, for which Barclays Bank UK PLC is responsible as the principal and sole participating employer.

Based on 31 May 2025 data, £734m of the UKRF assets were provisionally allocated in July 2025 to the Barclays UK Section, along with £678m of corresponding benefit obligation relating to Barclays Bank UK PLC eligible employees, leading to a transfer of provisional net retirement benefit asset of £56m to Barclays Bank UK PLC. These amounts will be updated in September 2025, once final asset and membership data is received. The final allocation of assets and liabilities to the Barclays UK Section is expected to result in a settlement loss impacting profit before tax for the Barclays Bank Group recognised in Q325.